Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.	Description of the business

FirstService Corporation (the “Company”) is a North American provider of residential property management and other essential property services to residential and commercial customers. The Company’s operations are conducted in two segments: FirstService Residential and FirstService Brands. The segments are grouped with reference to the nature of services provided and the types of clients that use those services.

FirstService Residential is a full-service property manager and in many markets provides a full range of ancillary services primarily in the following areas: (i) on-site staffing, including building engineering and maintenance, full-service amenity management, security, concierge and front desk personnel, and landscaping; (ii) proprietary banking and insurance products; and (iii) energy conservation and management solutions.

FirstService Brands provides a range of essential property services to residential and commercial customers in North America through franchise networks and company-owned locations. The principal brands in this division include Paul Davis Restoration, California Closets, Certa Pro Painters, Pillar to Post Home Inspectors, Floor Coverings International, College Pro Painters and Service America.

Spin-off

FirstService Corporation (formerly named New FSV Corporation) (the “Company”) was incorporated on October 6, 2014 and began independent operations on June 1, 2015, as a result of a plan of arrangement (the “spin-off”) involving former FirstService Corporation (“Old FSV”) whereby Old FSV was separated into two independent publicly traded companies – Colliers International Group Inc. (“Colliers”), a global commercial real estate services firm, and the Company, new FirstService Corporation, a North American provider of residential property management and other essential property services firm. Under the spin-off, Old FSV shareholders received one Colliers share and one Company share of the same class as each Old FSV share previously held. The Company’s Subordinate Voting Shares began trading on a “when issued” basis on the Toronto Stock Exchange on May 27, 2015. Regular trading of the Company’s Subordinate Voting Shares began on the Toronto Stock Exchange and The NASDAQ Stock Market on June 2, 2015.

On June 1, 2015, the Company entered into a transitional services and separation agreement pursuant to which, on an interim basis, Colliers (formerly Old FSV) and the Company have agreed to provide each other with certain services and facilities in order to assist in the transition to separate public companies. The transitional services and facilities include, among other things, certain information technology, accounting and tax services and the lease of a portion of certain premises, and continue for a period of 12 months after the completion of the spin-off. The transitional services and separation agreement reflect terms negotiated in anticipation of each company being a stand-alone public company, each with independent directors and management teams.

The financial statements include the carve-out combined results for the period from January 1 to May 31, 2015 prior to the spin-off with Old FSV, in addition to the consolidated results for the period from June 1 to December 31, 2015 as described below. The financial results for the periods prior to June 1, 2015 represent the financial position, results of operations and cash flows of the businesses transferred to the Company on a carve-out basis.

The historical financial information prior to June 1, 2015 has been derived from the accounting records of Old FSV using the historical results of operations and historical basis of assets and liabilities of the businesses transferred to the Company on a carve-out accounting basis.

The operating results of the Company were specifically identified based on Old FSV’s divisional organization. Certain other expenses presented in the financial statements represent allocations and estimates of the costs of services incurred by Old FSV.

Salaries, benefits and incentive compensation have been reflected in the carve-out period based on employee services that were specifically identifiable with New FSV, as well as Management’s best estimate to allocate shared employee costs. These costs are reflected in the Corporate segment (see note 18). Net interest has been calculated primarily using the debt balances allocated to the Company.

Income Taxes have been recorded as if the Company and its subsidiaries had been separate tax paying legal entities, each filing a separate tax return in the jurisdictions that it currently operates in. The calculation of income taxes is based on a number of assumptions, allocations and estimates, including those used to prepare the Carve-out Combined Financial Statements.

Management believes the assumptions underlying the Carve-out Combined Financial Statements are reasonable. However, the financial statements herein may not reflect the Company’s financial position, results of operations, and cash flows had the Company been a standalone company during the periods presented or what the Company’s operations, financial position, and cash flows will be in the future.